UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Agricultural Productivity Fund

Fidelity® Water Sustainability Fund

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Fidelity® Agricultural Productivity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Water Sustainability Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Agricultural Productivity Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2020

% of fund's net assets
Deere & Co.	19.1
Nutrien Ltd.	7.9
Corteva, Inc.	7.7
FMC Corp.	7.1
Archer Daniels Midland Co.	6.4
48.2

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Industrials	32.1
Materials	31.6
Consumer Staples	30.7
Health Care	2.4

Asset Allocation (% of fund's net assets)

As of November 30, 2020 *
Stocks	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 31.9%

Fidelity® Agricultural Productivity Fund

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER STAPLES - 30.7%
Food Products - 30.7%
Adecoagro SA (a)	27,282	$168,603
Archer Daniels Midland Co.	14,761	734,655
Bakkafrost (a)	3,773	236,051
Bunge Ltd.	6,166	363,116
Cranswick PLC	3,757	171,216
Darling Ingredients, Inc. (a)	9,495	458,419
Ingredion, Inc.	2,592	199,973
Lamb Weston Holdings, Inc.	5,570	403,157
Mowi ASA	11,309	229,329
Nomad Foods Ltd. (a)	6,271	151,445
Sakata Seed Corp.	3,635	116,887
Sanderson Farms, Inc.	1,467	200,583
The Simply Good Foods Co. (a)	5,098	110,831
		3,544,265
HEALTH CARE - 2.4%
Biotechnology - 2.4%
Calyxt, Inc. (a)	16,612	61,797
Genus PLC	3,981	220,067
		281,864
INDUSTRIALS - 32.1%
Machinery - 28.4%
AGCO Corp.	3,335	308,521
CNH Industrial NV	29,814	324,817
Deere & Co.	8,439	2,207,808
Kubota Corp.	22,133	437,149
		3,278,295
Road & Rail - 2.1%
Rumo SA (a)	68,816	243,542
Trading Companies & Distributors - 1.6%
Titan Machinery, Inc. (a)	9,993	182,572

TOTAL INDUSTRIALS		3,704,409

MATERIALS - 30.6%
Chemicals - 30.6%
CF Industries Holdings, Inc.	11,274	420,520
Corteva, Inc.	23,254	891,093
FMC Corp.	7,064	819,495
Nutrien Ltd.	18,458	911,032
The Mosaic Co.	12,032	264,223
The Scotts Miracle-Gro Co. Class A	1,342	235,883
		3,542,246
TOTAL COMMON STOCKS
(Cost $9,011,960)		11,072,784

Nonconvertible Preferred Stocks - 1.0%
MATERIALS - 1.0%
Chemicals - 1.0%
Sociedad Quimica y Minera de Chile SA (PN-B)
(Cost $91,416)	2,409	113,513

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.09% (b)
(Cost $388,982)	388,904	388,982
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $9,492,358)		11,575,279
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(19,080)
NET ASSETS - 100%		$11,556,199

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$132
Total	$132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$3,544,265	$2,790,782	$753,483	$--
Health Care	281,864	61,797	220,067	--
Industrials	3,704,409	2,942,443	761,966	--
Materials	3,655,759	3,655,759	--	--
Money Market Funds	388,982	388,982	--	--
Total Investments in Securities:	$11,575,279	$9,839,763	$1,735,516	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.1%
Canada	7.9%
Japan	4.8%
United Kingdom	3.4%
Bermuda	3.1%
Netherlands	2.8%
Brazil	2.1%
Faroe Islands	2.0%
Norway	2.0%
Luxembourg	1.5%
British Virgin Islands	1.3%
Chile	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Agricultural Productivity Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,103,376)	$11,186,297
Fidelity Central Funds (cost $388,982)	388,982
Total Investment in Securities (cost $9,492,358)		$11,575,279
Foreign currency held at value (cost $4,818)		4,818
Receivable for fund shares sold		296,465
Dividends receivable		14,857
Distributions receivable from Fidelity Central Funds		30
Prepaid expenses		9,324
Receivable from investment adviser for expense reductions		4,593
Other receivables		262
Total assets		11,905,628
Liabilities
Payable for investments purchased	$193,962
Payable for fund shares redeemed	127,150
Accrued management fee	5,689
Other affiliated payables	2,326
Other payables and accrued expenses	20,302
Total liabilities		349,429
Net Assets		$11,556,199
Net Assets consist of:
Paid in capital		$9,445,530
Total accumulated earnings (loss)		2,110,669
Net Assets		$11,556,199
Net Asset Value, offering price and redemption price per share ($11,556,199 ÷ 793,279 shares)		$14.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends		$56,554
Income from Fidelity Central Funds		132
Total income		56,686
Expenses
Management fee	$21,707
Transfer agent fees	9,275
Accounting fees and expenses	1,657
Custodian fees and expenses	7,450
Independent trustees' fees and expenses	12
Registration fees	20,519
Audit	16,823
Legal	1
Miscellaneous	322
Total expenses before reductions	77,766
Expense reductions	(46,939)
Total expenses after reductions		30,827
Net investment income (loss)		25,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,208
Fidelity Central Funds	(13)
Foreign currency transactions	(2,148)
Total net realized gain (loss)		10,047
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,926,750
Assets and liabilities in foreign currencies	418
Total change in net unrealized appreciation (depreciation)		1,927,168
Net gain (loss)		1,937,215
Net increase (decrease) in net assets resulting from operations		$1,963,074

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,859	$5,031
Net realized gain (loss)	10,047	(5,798)
Change in net unrealized appreciation (depreciation)	1,927,168	155,816
Net increase (decrease) in net assets resulting from operations	1,963,074	155,049
Distributions to shareholders	(7,454)	–
Share transactions
Proceeds from sales of shares	7,860,794	3,288,879
Reinvestment of distributions	7,409	–
Cost of shares redeemed	(1,657,313)	(54,239)
Net increase (decrease) in net assets resulting from share transactions	6,210,890	3,234,640
Total increase (decrease) in net assets	8,166,510	3,389,689
Net Assets
Beginning of period	3,389,689	–
End of period	$11,556,199	$3,389,689
Other Information
Shares
Sold	615,671	315,981
Issued in reinvestment of distributions	677	–
Redeemed	(133,792)	(5,258)
Net increase (decrease)	482,556	310,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Agricultural Productivity Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.03
Net realized and unrealized gain (loss)	3.63	.88
Total from investment operations	3.68	.91
Distributions from net investment income	(.02)	–
Distributions from net realized gain	–C	–
Total distributions	(.02)	–
Net asset value, end of period	$14.57	$10.91
Total ReturnD,E	33.79%	9.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.45%H	7.25%H,I
Expenses net of fee waivers, if any	.99%H,J	.97%H,I,J
Expenses net of all reductions	.97%H,J	.97%H,I,J
Net investment income (loss)	.81%H	2.42%H,I
Supplemental Data
Net assets, end of period (000 omitted)	$11,556	$3,390
Portfolio turnover rateK	55%H	4%L

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

 J The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Water Sustainability Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2020

% of fund's net assets
Roper Technologies, Inc.	10.2
American Water Works Co., Inc.	9.6
Tetra Tech, Inc.	7.1
Halma PLC	7.0
Xylem, Inc.	6.6
40.5

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Industrials	58.8
Utilities	21.2
Information Technology	9.1
Health Care	7.4
Materials	2.1

Asset Allocation (% of fund's net assets)

As of November 30, 2020 *
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 20.1%

Fidelity® Water Sustainability Fund

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 4.4%
Danaher Corp.	4,467	$1,003,422
Life Sciences Tools & Services - 3.0%
Thermo Fisher Scientific, Inc.	1,477	686,775

TOTAL HEALTH CARE		1,690,197

INDUSTRIALS - 58.8%
Building Products - 6.1%
Advanced Drain Systems, Inc.	14,466	1,009,004
Geberit AG (Reg.)	642	386,416
		1,395,420
Commercial Services & Supplies - 7.1%
Tetra Tech, Inc.	13,563	1,617,388
Electrical Equipment - 5.5%
AMETEK, Inc.	8,776	1,040,219
Rockwell Automation, Inc.	797	203,681
		1,243,900
Industrial Conglomerates - 10.2%
Roper Technologies, Inc.	5,431	2,319,036
Machinery - 29.9%
Evoqua Water Technologies Corp. (a)	30,115	785,700
Franklin Electric Co., Inc.	11,693	790,330
IDEX Corp.	1,938	374,325
Ingersoll Rand, Inc. (a)	2,843	125,860
Parker Hannifin Corp.	3,119	833,584
Pentair PLC	27,422	1,421,008
Rexnord Corp.	16,895	633,731
Watts Water Technologies, Inc. Class A	2,997	351,099
Xylem, Inc.	15,547	1,492,046
		6,807,683

TOTAL INDUSTRIALS		13,383,427

INFORMATION TECHNOLOGY - 9.1%
Electronic Equipment & Components - 9.1%
Badger Meter, Inc.	5,642	465,126
Halma PLC	54,414	1,601,105
		2,066,231
MATERIALS - 2.1%
Chemicals - 2.1%
Olin Corp.	21,600	472,824
UTILITIES - 20.1%
Multi-Utilities - 4.1%
Algonquin Power & Utilities Corp.	58,981	924,204
Water Utilities - 16.0%
American States Water Co.	3,062	226,037
American Water Works Co., Inc.	14,306	2,194,254
California Water Service Group	4,018	198,811
Essential Utilities, Inc.	9,347	423,232
Middlesex Water Co.	4,792	328,204
SJW Corp.	2,093	137,301
York Water Co.	3,139	141,381
		3,649,220

TOTAL UTILITIES		4,573,424

TOTAL COMMON STOCKS
(Cost $19,781,290)		22,186,103

Nonconvertible Preferred Stocks - 1.1%
UTILITIES - 1.1%
Water Utilities - 1.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR
(Cost $237,609)	29,238	242,675

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.09% (b)
(Cost $609,813)	609,691	609,813
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $20,628,712)		23,038,591
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(290,857)
NET ASSETS - 100%		$22,747,734

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$168
Total	$168

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$1,690,197	$1,690,197	$--	$--
Industrials	13,383,427	12,997,011	386,416	--
Information Technology	2,066,231	465,126	1,601,105	--
Materials	472,824	472,824	--	--
Utilities	4,816,099	4,816,099	--	--
Money Market Funds	609,813	609,813	--	--
Total Investments in Securities:	$23,038,591	$21,051,070	$1,987,521	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.9%
United Kingdom	7.0%
Ireland	6.2%
Canada	4.1%
Switzerland	1.7%
Brazil	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Water Sustainability Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,018,899)	$22,428,778
Fidelity Central Funds (cost $609,813)	609,813
Total Investment in Securities (cost $20,628,712)		$23,038,591
Receivable for fund shares sold		212,044
Dividends receivable		30,860
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		9,326
Receivable from investment adviser for expense reductions		4,997
Other receivables		491
Total assets		23,296,346
Liabilities
Payable for investments purchased	$464,826
Payable for fund shares redeemed	47,249
Accrued management fee	11,707
Other affiliated payables	4,800
Other payables and accrued expenses	20,030
Total liabilities		548,612
Net Assets		$22,747,734
Net Assets consist of:
Paid in capital		$20,045,041
Total accumulated earnings (loss)		2,702,693
Net Assets		$22,747,734
Net Asset Value, offering price and redemption price per share ($22,747,734 ÷ 1,741,828 shares)		$13.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends		$71,314
Income from Fidelity Central Funds		168
Total income		71,482
Expenses
Management fee	$41,404
Transfer agent fees	16,926
Accounting fees and expenses	3,158
Custodian fees and expenses	6,325
Independent trustees' fees and expenses	21
Registration fees	21,711
Audit	16,823
Legal	1
Miscellaneous	324
Total expenses before reductions	106,693
Expense reductions	(47,919)
Total expenses after reductions		58,774
Net investment income (loss)		12,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	307,735
Fidelity Central Funds	(85)
Foreign currency transactions	23
Total net realized gain (loss)		307,673
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,139,511
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		2,139,503
Net gain (loss)		2,447,176
Net increase (decrease) in net assets resulting from operations		$2,459,884

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,708	$4,526
Net realized gain (loss)	307,673	(26,455)
Change in net unrealized appreciation (depreciation)	2,139,503	270,397
Net increase (decrease) in net assets resulting from operations	2,459,884	248,468
Distributions to shareholders	(5,660)	–
Share transactions
Proceeds from sales of shares	17,949,325	4,185,926
Reinvestment of distributions	5,618	–
Cost of shares redeemed	(2,024,926)	(70,901)
Net increase (decrease) in net assets resulting from share transactions	15,930,017	4,115,025
Total increase (decrease) in net assets	18,384,241	4,363,493
Net Assets
Beginning of period	4,363,493	–
End of period	$22,747,734	$4,363,493
Other Information
Shares
Sold	1,505,880	412,664
Issued in reinvestment of distributions	529	–
Redeemed	(170,328)	(6,917)
Net increase (decrease)	1,336,081	405,747

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Water Sustainability Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.02
Net realized and unrealized gain (loss)	2.31	.73
Total from investment operations	2.32	.75
Distributions from net investment income	(.01)	–
Total distributions	(.01)	–
Net asset value, end of period	$13.06	$10.75
Total ReturnC,D	21.60%	7.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.77%G	4.15%G,H
Expenses net of fee waivers, if any	.99%G,I	.97%G,H,I
Expenses net of all reductions	.97%G,I	.97%G,H,I
Net investment income (loss)	.21%G	1.39%G,H
Supplemental Data
Net assets, end of period (000 omitted)	$22,748	$4,363
Portfolio turnover rateJ	116%G	13%K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Agricultural Productivity Fund	$9,523,668	$2,131,270	$(79,659)	$2,051,611
Fidelity Water Sustainability Fund	20,691,915	2,501,215	(154,539)	2,346,676

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity Water Sustainability Fund	$(8,247)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	7,677,801	1,709,479
Fidelity Water Sustainability Fund	22,614,017	6,942,230

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Agricultural Productivity Fund	.45%	.23%	.68%
Fidelity Water Sustainability Fund	.45%	.23%	.69%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Agricultural Productivity Fund	.29%
Fidelity Water Sustainability Fund	.28%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.05
Fidelity Water Sustainability Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Agricultural Productivity Fund	$67
Fidelity Water Sustainability Fund	138

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Agricultural Productivity Fund	1.00%	$46,366
Fidelity Water Sustainability Fund	1.00%	$46,892

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Agricultural Productivity Fund	$572	$1
Fidelity Water Sustainability Fund	1,026	1

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Agricultural Productivity Fund	13%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Agricultural Productivity Fund	.99%
Actual		$1,000.00	$1,337.90	$5.80
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Fidelity Water Sustainability Fund	.99%
Actual		$1,000.00	$1,216.00	$5.50
Hypothetical-C		$1,000.00	$1,020.10	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

DAS-DSW-SANN-0121
1.9897394.100

Fidelity® Disruptive Automation Fund

Fidelity® Disruptive Communications Fund

Fidelity® Disruptive Finance Fund

Fidelity® Disruptive Medicine Fund

Fidelity® Disruptive Technology Fund

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Fidelity® Disruptive Automation Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Communications Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Finance Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Medicine Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Disruptive Automation Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2020

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4
Siemens AG	5.1
FANUC Corp.	5.0
Keyence Corp.	4.7
Alphabet, Inc. Class C	4.6
24.8

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Industrials	49.3
Information Technology	36.1
Communication Services	4.6
Health Care	4.3
Consumer Discretionary	3.1

Asset Allocation (% of fund's net assets)

As of November 30, 2020*
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 58.2%

Fidelity® Disruptive Automation Fund

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Interactive Media & Services - 4.6%
Alphabet, Inc. Class C (a)	2,103	$3,702,836
CONSUMER DISCRETIONARY - 3.1%
Household Durables - 2.2%
Midea Group Co. Ltd. (A Shares)	133,238	1,758,914
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	227	719,145

TOTAL CONSUMER DISCRETIONARY		2,478,059

HEALTH CARE - 4.3%
Health Care Equipment & Supplies - 4.3%
Intuitive Surgical, Inc. (a)	4,690	3,405,175
INDUSTRIALS - 49.3%
Electrical Equipment - 8.3%
AMETEK, Inc.	17,577	2,083,402
Rockwell Automation, Inc.	13,779	3,521,361
Sensata Technologies, Inc. PLC (a)	20,501	1,001,064
		6,605,827
Industrial Conglomerates - 6.5%
Honeywell International, Inc.	5,423	1,105,858
Siemens AG	30,393	4,056,690
		5,162,548
Machinery - 25.5%
Airtac International Group	38,000	1,103,955
Daifuku Co. Ltd.	10,419	1,205,298
FANUC Corp.	16,185	3,970,023
HIWIN Technologies Corp.	232,540	2,486,558
HIWIN Technologies Corp. rights 11/14/20 (a)	5,676	21,953
Misumi Group, Inc.	28,608	897,330
Nabtesco Corp.	24,351	999,282
Shenzhen Inovance Technology Co. Ltd. (A Shares)	304,006	3,558,112
SMC Corp.	5,063	3,220,339
THK Co. Ltd.	93,466	2,884,261
		20,347,111
Professional Services - 4.4%
Recruit Holdings Co. Ltd.	84,927	3,560,235
Road & Rail - 4.6%
Uber Technologies, Inc. (a)	73,962	3,672,953

TOTAL INDUSTRIALS		39,348,674

INFORMATION TECHNOLOGY - 36.1%
Electronic Equipment & Components - 13.6%
Cognex Corp.	12,040	904,686
Hexagon AB (B Shares)	27,013	2,251,519
Keyence Corp.	7,284	3,713,845
National Instruments Corp.	15,169	567,776
Renishaw PLC	45,992	3,414,476
		10,852,302
IT Services - 2.5%
Accenture PLC Class A	8,009	1,994,962
Semiconductors & Semiconductor Equipment - 9.9%
NVIDIA Corp.	6,609	3,542,821
Taiwan Semiconductor Manufacturing Co. Ltd.	137,140	2,328,859
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	20,816	2,019,568
		7,891,248
Software - 10.1%
Altair Engineering, Inc. Class A (a)	17,714	954,785
ANSYS, Inc. (a)	2,328	787,004
Autodesk, Inc. (a)	3,309	927,281
Manhattan Associates, Inc. (a)	7,166	732,652
Microsoft Corp.	8,385	1,794,977
Parametric Technology Corp. (a)	17,989	1,940,114
Synopsys, Inc. (a)	4,177	950,268
		8,087,081

TOTAL INFORMATION TECHNOLOGY		28,825,593

TOTAL COMMON STOCKS
(Cost $64,332,451)		77,760,337

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.09% (b)
(Cost $1,045,087)	1,044,878	1,045,087
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $65,377,538)		78,805,424
NET OTHER ASSETS (LIABILITIES) - 1.3%		1,020,896
NET ASSETS - 100%		$79,826,320

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$671
Total	$671

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,702,836	$3,702,836	$--	$--
Consumer Discretionary	2,478,059	2,478,059	--	--
Health Care	3,405,175	3,405,175	--	--
Industrials	39,348,674	18,533,263	20,815,411	--
Information Technology	28,825,593	17,116,894	11,708,699	--
Money Market Funds	1,045,087	1,045,087	--	--
Total Investments in Securities:	$78,805,424	$46,281,314	$32,524,110	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	41.8%
Japan	25.6%
Taiwan	8.5%
China	6.7%
United Kingdom	5.6%
Germany	5.1%
Sweden	2.8%
Ireland	2.5%
Cayman Islands	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Automation Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $64,332,451)	$77,760,337
Fidelity Central Funds (cost $1,045,087)	1,045,087
Total Investment in Securities (cost $65,377,538)		$78,805,424
Foreign currency held at value (cost $128,033)		128,033
Receivable for fund shares sold		1,123,883
Dividends receivable		48,324
Distributions receivable from Fidelity Central Funds		131
Other receivables		1,089
Total assets		80,106,884
Liabilities
Payable for investments purchased	$128,056
Payable for fund shares redeemed	109,415
Accrued management fee	43,093
Total liabilities		280,564
Net Assets		$79,826,320
Net Assets consist of:
Paid in capital		$66,019,973
Total accumulated earnings (loss)		13,806,347
Net Assets		$79,826,320
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Automation Fund:
Net Asset Value, offering price and redemption price per share ($60,211,465 ÷ 3,735,422 shares)		$16.12
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($161,420 ÷ 10,000 shares)		$16.14
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($161,673 ÷ 10,000 shares)		$16.17
Class F:
Net Asset Value, offering price and redemption price per share ($19,291,762 ÷ 1,190,011 shares)		$16.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends		$108,728
Non-Cash dividends		275,684
Income from Fidelity Central Funds		671
Total income		385,083
Expenses
Management fee	$148,162
Independent trustees' fees and expenses	69
Total expenses before reductions	148,231
Expense reductions	(2,966)
Total expenses after reductions		145,265
Net investment income (loss)		239,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,597
Fidelity Central Funds	(54)
Foreign currency transactions	(36,538)
Total net realized gain (loss)		142,005
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,684,349
Assets and liabilities in foreign currencies	1,164
Total change in net unrealized appreciation (depreciation)		12,685,513
Net gain (loss)		12,827,518
Net increase (decrease) in net assets resulting from operations		$13,067,336

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$239,818	$196
Net realized gain (loss)	142,005	4,772
Change in net unrealized appreciation (depreciation)	12,685,513	742,618
Net increase (decrease) in net assets resulting from operations	13,067,336	747,586
Distributions to shareholders	(8,545)	–
Share transactions - net increase (decrease)	57,143,013	8,876,930
Total increase (decrease) in net assets	70,201,804	9,624,516
Net Assets
Beginning of period	9,624,516	–
End of period	$79,826,320	$9,624,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Automation Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.06C	(.01)
Net realized and unrealized gain (loss)	4.16	1.91
Total from investment operations	4.22	1.90
Distributions from net realized gain	–D	–
Net asset value, end of period	$16.12	$11.90
Total ReturnE,F	35.50%	19.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I,J	1.01%I,J
Expenses net of fee waivers, if any	1.01%I,J	1.01%I,J
Expenses net of all reductions	1.00%I	1.01%I,J
Net investment income (loss)	.89%C,I	(.47)%I
Supplemental Data
Net assets, end of period (000 omitted)	$60,211	$5,308
Portfolio turnover rateK	15%I	6%L

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.47) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.07C	–D
Net realized and unrealized gain (loss)	4.17	1.90
Total from investment operations	4.24	1.90
Net asset value, end of period	$16.14	$11.90
Total ReturnE,F	35.63%	19.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.75%I
Expenses net of fee waivers, if any	.75%I	.75%I
Expenses net of all reductions	.74%I	.75%I
Net investment income (loss)	1.04%C,I	(.21)%I
Supplemental Data
Net assets, end of period (000 omitted)	$161	$119
Portfolio turnover rateJ	15%I	6%K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.31) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.09C	–D
Net realized and unrealized gain (loss)	4.18	1.90
Total from investment operations	4.27	1.90
Net asset value, end of period	$16.17	$11.90
Total ReturnE,F	35.88%	19.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%I
Expenses net of fee waivers, if any	.50%I	.50%I
Expenses net of all reductions	.49%I	.50%I
Net investment income (loss)	1.29%C,I	.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$162	$119
Portfolio turnover rateJ	15%I	6%K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.13C	.01
Net realized and unrealized gain (loss)	4.18	1.90
Total from investment operations	4.31	1.91
Distributions from net realized gain	(.01)	–
Total distributions	(.01)	–
Net asset value, end of period	$16.21	$11.91
Total ReturnD,E	36.17%	19.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H
Expenses net of fee waivers, if any	- %H	- %H
Expenses net of all reductions	(.01)%H	- %H
Net investment income (loss)	1.92%C,H	.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,292	$4,078
Portfolio turnover rateI	15%H	6%J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .57%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Communications Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2020

% of fund's net assets
T-Mobile U.S., Inc.	5.8
Facebook, Inc. Class A	5.5
Alphabet, Inc. Class A	5.0
Twitter, Inc.	5.0
Amazon.com, Inc.	4.9
26.2

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Communication Services	53.6
Information Technology	23.8
Consumer Discretionary	9.9
Industrials	5.1
Real Estate	3.6

Asset Allocation (% of fund's net assets)

As of November 30, 2020*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 18.8%

Fidelity® Disruptive Communications Fund

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 53.6%
Diversified Telecommunication Services - 6.5%
Cellnex Telecom SA (a)	17,423	$1,103,686
China Tower Corp. Ltd. (H Shares) (a)	3,642,742	571,212
Iridium Communications, Inc. (b)	12,258	393,359
Liberty Global PLC Class A (b)	18,179	409,391
Liberty Latin America Ltd. Class C (b)	35,025	396,133
		2,873,781
Entertainment - 8.2%
Activision Blizzard, Inc.	22,266	1,769,702
Netflix, Inc. (b)	1,921	942,635
Roku, Inc. Class A (b)	2,990	877,774
		3,590,111
Interactive Media & Services - 24.6%
Alphabet, Inc. Class A (b)	1,255	2,201,772
ANGI Homeservices, Inc. Class A (b)	45,105	557,498
Facebook, Inc. Class A (b)	8,706	2,411,301
Match Group, Inc. (b)	2,854	397,305
Snap, Inc. Class A (b)	27,219	1,209,068
Tencent Holdings Ltd.	15,122	1,102,360
Twitter, Inc. (b)	47,175	2,194,109
Z Holdings Corp.	116,187	732,681
		10,806,094
Media - 8.5%
DISH Network Corp. Class A (b)	57,105	2,048,356
Liberty Broadband Corp. Class A (b)	10,782	1,690,294
		3,738,650
Wireless Telecommunication Services - 5.8%
T-Mobile U.S., Inc.	19,260	2,560,424

TOTAL COMMUNICATION SERVICES		23,569,060

CONSUMER DISCRETIONARY - 9.9%
Internet & Direct Marketing Retail - 9.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	5,553	1,462,438
Amazon.com, Inc. (b)	677	2,144,763
Rakuten, Inc.	68,741	768,268
		4,375,469
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Reliance Industries Ltd. sponsored GDR (a)	7,597	391,824
INDUSTRIALS - 5.1%
Construction & Engineering - 0.8%
Dycom Industries, Inc. (b)	5,981	375,966
Road & Rail - 4.3%
Uber Technologies, Inc. (b)	37,978	1,885,987

TOTAL INDUSTRIALS		2,261,953

INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 7.4%
Arista Networks, Inc. (b)	5,558	1,504,551
F5 Networks, Inc. (b)	10,710	1,743,695
		3,248,246
IT Services - 1.3%
Akamai Technologies, Inc. (b)	3,724	385,471
Fastly, Inc. Class A (b)	2,311	195,903
		581,374
Semiconductors & Semiconductor Equipment - 9.1%
Impinj, Inc. (b)	12,737	532,279
Lam Research Corp.	1,075	486,610
NVIDIA Corp.	1,314	704,383
NXP Semiconductors NV	5,399	855,310
ON Semiconductor Corp. (b)	32,558	936,043
Renesas Electronics Corp. (b)	54,057	479,032
		3,993,657
Software - 6.0%
Cloudflare, Inc. (b)	7,108	533,669
RingCentral, Inc. (b)	1,177	349,628
Slack Technologies, Inc. Class A (b)	20,319	871,279
Zoom Video Communications, Inc. Class A (b)	1,814	867,745
		2,622,321

TOTAL INFORMATION TECHNOLOGY		10,445,598

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	6,767	1,564,530
TOTAL COMMON STOCKS
(Cost $36,198,968)		42,608,434

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.09% (c)
(Cost $894,754)	894,575	894,754
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $37,093,722)		43,503,188
NET OTHER ASSETS (LIABILITIES) - 1.0%		456,679
NET ASSETS - 100%		$43,959,867

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,066,722 or 4.7% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$379
Total	$379

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$23,569,060	$20,059,121	$3,509,939	$--
Consumer Discretionary	4,375,469	3,607,201	768,268	--
Energy	391,824	--	391,824	--
Industrials	2,261,953	2,261,953	--	--
Information Technology	10,445,598	9,966,566	479,032	--
Real Estate	1,564,530	1,564,530	--	--
Money Market Funds	894,754	894,754	--	--
Total Investments in Securities:	$43,503,188	$38,354,125	$5,149,063	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
Cayman Islands	5.8%
Japan	4.5%
Spain	2.5%
Netherlands	2.0%
China	1.3%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Communications Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,198,968)	$42,608,434
Fidelity Central Funds (cost $894,754)	894,754
Total Investment in Securities (cost $37,093,722)		$43,503,188
Foreign currency held at value (cost $40,595)		40,595
Receivable for fund shares sold		510,589
Distributions receivable from Fidelity Central Funds		74
Other receivables		591
Total assets		44,055,037
Liabilities
Payable for investments purchased	$40,595
Payable for fund shares redeemed	36,178
Accrued management fee	18,397
Total liabilities		95,170
Net Assets		$43,959,867
Net Assets consist of:
Paid in capital		$36,863,189
Total accumulated earnings (loss)		7,096,678
Net Assets		$43,959,867
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Communications Fund:
Net Asset Value, offering price and redemption price per share ($25,102,672 ÷ 1,652,987 shares)		$15.19
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($152,144 ÷ 10,000 shares)		$15.21
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($152,382 ÷ 10,000 shares)		$15.24
Class F:
Net Asset Value, offering price and redemption price per share ($18,552,669 ÷ 1,214,186 shares)		$15.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends		$12,423
Income from Fidelity Central Funds		379
Total income		12,802
Expenses
Management fee	$70,004
Independent trustees' fees and expenses	45
Total expenses before reductions	70,049
Expense reductions	(1,434)
Total expenses after reductions		68,615
Net investment income (loss)		(55,813)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	744,821
Fidelity Central Funds	20
Foreign currency transactions	194
Total net realized gain (loss)		745,035
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,877,728
Assets and liabilities in foreign currencies	28
Total change in net unrealized appreciation (depreciation)		5,877,756
Net gain (loss)		6,622,791
Net increase (decrease) in net assets resulting from operations		$6,566,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(55,813)	$1,656
Net realized gain (loss)	745,035	(61)
Change in net unrealized appreciation (depreciation)	5,877,756	531,710
Net increase (decrease) in net assets resulting from operations	6,566,978	533,305
Distributions to shareholders	(3,599)	–
Share transactions - net increase (decrease)	30,255,665	6,607,518
Total increase (decrease) in net assets	36,819,044	7,140,823
Net Assets
Beginning of period	7,140,823	–
End of period	$43,959,867	$7,140,823

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Communications Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	–C
Net realized and unrealized gain (loss)	3.67	1.58
Total from investment operations	3.61	1.58
Distributions from net investment income	–C	–
Total distributions	–C	–
Net asset value, end of period	$15.19	$11.58
Total ReturnD,E	31.19%	15.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H,I	1.01%H,I
Expenses net of fee waivers, if any	1.01%H,I	1.01%H,I
Expenses net of all reductions	1.00%H	1.01%H,I
Net investment income (loss)	(.89)%H	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$25,103	$2,880
Portfolio turnover rateJ	38%H	0 %K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	–C
Net realized and unrealized gain (loss)	3.67	1.58
Total from investment operations	3.63	1.58
Net asset value, end of period	$15.21	$11.58
Total ReturnD,E	31.35%	15.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%H
Expenses net of fee waivers, if any	.75%H	.75%H
Expenses net of all reductions	.74%H	.75%H
Net investment income (loss)	(.64)%H	.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$152	$116
Portfolio turnover rateI	38%H	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	–C
Net realized and unrealized gain (loss)	3.68	1.59
Total from investment operations	3.65	1.59
Net asset value, end of period	$15.24	$11.59
Total ReturnD,E	31.49%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H
Expenses net of fee waivers, if any	.50%H	.50%H
Expenses net of all reductions	.49%H	.50%H
Net investment income (loss)	(.39)%H	.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$152	$116
Portfolio turnover rateI	38%H	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01
Net realized and unrealized gain (loss)	3.68	1.58
Total from investment operations	3.69	1.59
Distributions from net investment income	–C	–
Total distributions	–C	–
Net asset value, end of period	$15.28	$11.59
Total ReturnD,E	31.88%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H
Expenses net of fee waivers, if any	- %H	- %H
Expenses net of all reductions	(.01)%H	- %H
Net investment income (loss)	.11%H	.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,553	$4,029
Portfolio turnover rateI	38%H	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Finance Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2020

% of fund's net assets
MasterCard, Inc. Class A	6.0
Capital One Financial Corp.	5.8
Signature Bank	5.8
Visa, Inc. Class A	5.5
Global Payments, Inc.	5.3
28.4

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Financials	62.3
Information Technology	27.4
Industrials	3.8
Real Estate	2.2
Consumer Discretionary	1.6

Asset Allocation (% of fund's net assets)

As of November 30, 2020*
Stocks	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 16.0%

Fidelity® Disruptive Finance Fund

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 1.6%
Internet & Direct Marketing Retail - 1.6%
MercadoLibre, Inc. (a)	408	$633,759
FINANCIALS - 62.3%
Banks - 13.9%
DBS Group Holdings Ltd.	77,890	1,463,541
DNB ASA	79,828	1,439,397
Signature Bank	20,606	2,311,787
Skandiabanken ASA (b)	43,055	344,313
		5,559,038
Capital Markets - 23.4%
Apollo Global Management LLC Class A	18,741	817,482
Avanza Bank Holding AB	42,364	931,418
BlackRock, Inc. Class A	2,674	1,867,388
Brookfield Asset Management, Inc. Class A	13,405	542,768
Cboe Global Markets, Inc.	5,728	523,081
Moelis & Co. Class A	26,944	1,057,283
MSCI, Inc.	1,550	634,601
SEI Investments Co.	19,082	1,006,576
Tradeweb Markets, Inc. Class A	9,026	538,401
Virtu Financial, Inc. Class A	63,717	1,452,110
		9,371,108
Consumer Finance - 11.6%
Ally Financial, Inc.	49,178	1,458,128
Capital One Financial Corp.	27,013	2,313,393
First Cash Financial Services, Inc.	13,618	874,820
		4,646,341
Diversified Financial Services - 0.0%
Triterras, Inc. (a)	600	7,146
Insurance - 9.7%
Arch Capital Group Ltd. (a)	30,315	975,991
Arthur J. Gallagher & Co.	10,593	1,222,538
BRP Group, Inc. (a)	40,423	1,190,457
Hiscox Ltd. (a)	33,020	470,880
		3,859,866
Thrifts & Mortgage Finance - 3.7%
NMI Holdings, Inc. (a)	46,790	1,025,169
Pennymac Financial Services, Inc.	7,742	446,249
		1,471,418

TOTAL FINANCIALS		24,914,917

INDUSTRIALS - 3.8%
Professional Services - 3.8%
Equifax, Inc.	5,871	979,870
Verisk Analytics, Inc.	2,767	548,724
		1,528,594
INFORMATION TECHNOLOGY - 27.4%
IT Services - 27.4%
Black Knight, Inc. (a)	12,414	1,137,371
Fidelity National Information Services, Inc.	13,536	2,008,878
Global Payments, Inc.	10,767	2,101,611
MasterCard, Inc. Class A	7,093	2,386,865
Network International Holdings PLC (a)(b)	58,461	210,483
PayPal Holdings, Inc. (a)	4,242	908,297
Visa, Inc. Class A	10,446	2,197,316
		10,950,821
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	2,594	424,716
American Homes 4 Rent Class A	15,712	451,249
		875,965
TOTAL COMMON STOCKS
(Cost $34,107,510)		38,904,056

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.09% (c)
(Cost $803,275)	803,114	803,275
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $34,910,785)		39,707,331
NET OTHER ASSETS (LIABILITIES) - 0.7%		293,444
NET ASSETS - 100%		$40,000,775

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $554,796 or 1.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$318
Total	$318

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$633,759	$633,759	$--	$--
Financials	24,914,917	21,728,909	3,186,008	--
Industrials	1,528,594	1,528,594	--	--
Information Technology	10,950,821	10,740,338	210,483	--
Real Estate	875,965	875,965	--	--
Money Market Funds	803,275	803,275	--	--
Total Investments in Securities:	$39,707,331	$36,310,840	$3,396,491	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Norway	4.5%
Singapore	3.6%
Bermuda	3.6%
Sweden	2.3%
Canada	1.4%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Finance Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $34,107,510)	$38,904,056
Fidelity Central Funds (cost $803,275)	803,275
Total Investment in Securities (cost $34,910,785)		$39,707,331
Receivable for fund shares sold		311,703
Dividends receivable		34,680
Distributions receivable from Fidelity Central Funds		62
Other receivables		269
Total assets		40,054,045
Liabilities
Payable for investments purchased	$7,157
Payable for fund shares redeemed	30,094
Accrued management fee	16,019
Total liabilities		53,270
Net Assets		$40,000,775
Net Assets consist of:
Paid in capital		$34,715,389
Total accumulated earnings (loss)		5,285,386
Net Assets		$40,000,775
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Finance Fund:
Net Asset Value, offering price and redemption price per share ($21,621,805 ÷ 1,476,686 shares)		$14.64
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($146,784 ÷ 10,003 shares)		$14.67
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($147,014 ÷ 10,006 shares)		$14.69
Class F:
Net Asset Value, offering price and redemption price per share ($18,085,172 ÷ 1,227,886 shares)		$14.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends		$148,887
Income from Fidelity Central Funds		318
Total income		149,205
Expenses
Management fee	$52,504
Independent trustees' fees and expenses	37
Total expenses before reductions	52,541
Expense reductions	(1,134)
Total expenses after reductions		51,407
Net investment income (loss)		97,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	393,100
Fidelity Central Funds	(8)
Foreign currency transactions	(474)
Total net realized gain (loss)		392,618
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,259,785
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		4,259,774
Net gain (loss)		4,652,392
Net increase (decrease) in net assets resulting from operations		$4,750,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,798	$10,362
Net realized gain (loss)	392,618	620
Change in net unrealized appreciation (depreciation)	4,259,774	536,836
Net increase (decrease) in net assets resulting from operations	4,750,190	547,818
Distributions to shareholders	(12,601)	–
Share transactions - net increase (decrease)	28,577,807	6,137,561
Total increase (decrease) in net assets	33,315,396	6,685,379
Net Assets
Beginning of period	6,685,379	–
End of period	$40,000,775	$6,685,379

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Finance Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03
Net realized and unrealized gain (loss)	2.76	1.83
Total from investment operations	2.79	1.86
Distributions from net investment income	(.01)	–
Distributions from net realized gain	–C	–
Total distributions	(.01)	–
Net asset value, end of period	$14.64	$11.86
Total ReturnD,E	23.55%	18.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H,I	1.01%H,I
Expenses net of fee waivers, if any	1.01%H,I	1.01%H,I
Expenses net of all reductions	1.00%H	1.01%H,I
Net investment income (loss)	.44%H	1.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,622	$2,373
Portfolio turnover rateJ	16%H	0 %K,L

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than .005%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.03
Net realized and unrealized gain (loss)	2.77	1.83
Total from investment operations	2.81	1.86
Distributions from net investment income	–C	–
Distributions from net realized gain	–C	–
Total distributions	–C	–
Net asset value, end of period	$14.67	$11.86
Total ReturnD,E	23.72%	18.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%H
Expenses net of fee waivers, if any	.75%H	.75%H
Expenses net of all reductions	.74%H	.75%H
Net investment income (loss)	.56%H	2.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$147	$119
Portfolio turnover rateI	16%H	0 %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.03
Net realized and unrealized gain (loss)	2.78	1.84
Total from investment operations	2.83	1.87
Distributions from net investment income	(.01)	–
Distributions from net realized gain	–C	–
Total distributions	(.01)	–
Net asset value, end of period	$14.69	$11.87
Total ReturnD,E	23.83%	18.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H
Expenses net of fee waivers, if any	.50%H	.50%H
Expenses net of all reductions	.49%H	.50%H
Net investment income (loss)	.81%H	2.51%H
Supplemental Data
Net assets, end of period (000 omitted)	$147	$119
Portfolio turnover rateI	16%H	0 %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.04
Net realized and unrealized gain (loss)	2.78	1.83
Total from investment operations	2.87	1.87
Distributions from net investment income	(.01)	–
Distributions from net realized gain	–C	–
Total distributions	(.01)	–
Net asset value, end of period	$14.73	$11.87
Total ReturnD,E	24.24%	18.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H
Expenses net of fee waivers, if any	- %H	- %H
Expenses net of all reductions	(.01)%H	- %H
Net investment income (loss)	1.38%H	3.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,085	$4,075
Portfolio turnover rateI	16%H	0 %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Medicine Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2020

% of fund's net assets
Danaher Corp.	5.0
Masimo Corp.	4.6
UnitedHealth Group, Inc.	4.3
Roche Holding AG (participation certificate)	4.3
Regeneron Pharmaceuticals, Inc.	4.0
22.2

Top Market Sectors as of November 30, 2020

% of fund's net assets
Health Care	97.0

Asset Allocation (% of fund's net assets)

As of November 30, 2020*
Stocks	97.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 12.6%

Fidelity® Disruptive Medicine Fund

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
HEALTH CARE - 97.0%
Biotechnology - 25.7%
Acceleron Pharma, Inc. (a)	2,338	$276,048
ADC Therapeutics SA (a)	3,214	119,914
Agios Pharmaceuticals, Inc. (a)	3,307	153,180
Alexion Pharmaceuticals, Inc. (a)	12,716	1,552,751
Alnylam Pharmaceuticals, Inc. (a)	5,556	721,780
Aprea Therapeutics, Inc. (a)	6,295	158,886
Argenx SE (a)	95	27,211
Argenx SE ADR (a)	520	149,146
Ascendis Pharma A/S sponsored ADR (a)	1,913	322,780
Exelixis, Inc. (a)	6,965	133,449
FibroGen, Inc. (a)	12,046	497,620
Innovent Biologics, Inc. (a)(b)	62,156	408,245
Keros Therapeutics, Inc.	2,978	225,167
Neurocrine Biosciences, Inc. (a)	15,783	1,498,438
Passage Bio, Inc.	1,964	40,282
Regeneron Pharmaceuticals, Inc. (a)	3,232	1,667,809
Relay Therapeutics, Inc. (a)	4,347	231,739
Revolution Medicines, Inc.	1,754	76,527
Sarepta Therapeutics, Inc. (a)	5,334	751,347
Taysha Gene Therapies, Inc.	7,489	169,401
Turning Point Therapeutics, Inc. (a)	2,528	269,232
Vertex Pharmaceuticals, Inc. (a)	3,952	900,068
Viela Bio, Inc. (a)	5,154	197,604
Xenon Pharmaceuticals, Inc. (a)	3,018	35,884
Zentalis Pharmaceuticals, Inc.	3,511	178,921
Zymeworks, Inc. (a)	200	10,530
		10,773,959
Health Care Equipment & Supplies - 32.9%
Align Technology, Inc. (a)	1,876	902,900
Atricure, Inc. (a)	13,466	585,502
Becton, Dickinson & Co.	4,190	983,980
Boston Scientific Corp. (a)	42,114	1,396,079
Danaher Corp.	9,337	2,097,371
DexCom, Inc. (a)	2,100	671,328
Genmark Diagnostics, Inc. (a)	18,690	249,885
Insulet Corp. (a)	1,805	465,167
Intuitive Surgical, Inc. (a)	1,526	1,107,952
Masimo Corp. (a)	7,607	1,935,905
Nanosonics Ltd. (a)	22,950	112,197
Nevro Corp. (a)	625	100,781
Penumbra, Inc. (a)	4,589	1,018,299
Shockwave Medical, Inc. (a)	2,465	241,151
Stryker Corp.	4,704	1,097,914
Tandem Diabetes Care, Inc. (a)	5,947	558,304
ViewRay, Inc. (a)	75,950	291,648
		13,816,363
Health Care Providers & Services - 13.2%
Centene Corp. (a)	22,343	1,377,446
Guardant Health, Inc. (a)	8,225	996,212
Humana, Inc.	3,340	1,337,737
UnitedHealth Group, Inc.	5,406	1,818,254
		5,529,649
Health Care Technology - 2.5%
Castlight Health, Inc. Class B (a)	148,987	187,724
Inspire Medical Systems, Inc. (a)	1,522	282,696
Veeva Systems, Inc. Class A (a)	2,062	570,906
		1,041,326
Life Sciences Tools & Services - 12.6%
10X Genomics, Inc. (a)	3,709	567,885
Bio-Rad Laboratories, Inc. Class A (a)	1,852	997,302
Bruker Corp.	15,671	793,109
Lonza Group AG	1,507	948,163
Nanostring Technologies, Inc. (a)	2,249	111,640
Sartorius Stedim Biotech	2,097	756,119
Thermo Fisher Scientific, Inc.	2,411	1,121,067
		5,295,285
Pharmaceuticals - 10.1%
AstraZeneca PLC sponsored ADR	25,005	1,323,765
Nektar Therapeutics (a)	11,354	186,092
Roche Holding AG (participation certificate)	5,476	1,798,576
Royalty Pharma PLC	7,778	331,343
Sanofi SA	5,821	586,750
		4,226,526

TOTAL HEALTH CARE		40,683,108

TOTAL COMMON STOCKS
(Cost $38,630,836)		40,683,108

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (c)
(Cost $1,009,403)	1,009,202	1,009,404
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $39,640,239)		41,692,512
NET OTHER ASSETS (LIABILITIES) - 0.6%		246,905
NET ASSETS - 100%		$41,939,417

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $408,245 or 1.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$385
Total	$385

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$40,683,108	$36,158,044	$4,525,064	$--
Money Market Funds	1,009,404	1,009,404	--	--
Total Investments in Securities:	$41,692,512	$37,167,448	$4,525,064	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
Switzerland	6.8%
France	3.2%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Medicine Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $38,630,836)	$40,683,108
Fidelity Central Funds (cost $1,009,403)	1,009,404
Total Investment in Securities (cost $39,640,239)		$41,692,512
Receivable for investments sold		35,949
Receivable for fund shares sold		281,200
Dividends receivable		1,793
Distributions receivable from Fidelity Central Funds		69
Other receivables		336
Total assets		42,011,859
Liabilities
Payable for fund shares redeemed	$52,328
Accrued management fee	20,114
Total liabilities		72,442
Net Assets		$41,939,417
Net Assets consist of:
Paid in capital		$39,480,406
Total accumulated earnings (loss)		2,459,011
Net Assets		$41,939,417
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Medicine Fund:
Net Asset Value, offering price and redemption price per share ($25,357,664 ÷ 2,093,953 shares)		$12.11
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($121,242 ÷ 10,000 shares)		$12.12
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($121,432 ÷ 10,000 shares)		$12.14
Class F:
Net Asset Value, offering price and redemption price per share ($16,339,079 ÷ 1,341,264 shares)		$12.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends		$29,256
Income from Fidelity Central Funds		385
Total income		29,641
Expenses
Management fee	$78,456
Independent trustees' fees and expenses	47
Total expenses before reductions	78,503
Expense reductions	(940)
Total expenses after reductions		77,563
Net investment income (loss)		(47,922)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	456,440
Fidelity Central Funds	(36)
Foreign currency transactions	(45)
Total net realized gain (loss)		456,359
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,583,715
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		1,583,729
Net gain (loss)		2,040,088
Net increase (decrease) in net assets resulting from operations		$1,992,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(47,922)	$(1,963)
Net realized gain (loss)	456,359	253
Change in net unrealized appreciation (depreciation)	1,583,729	468,544
Net increase (decrease) in net assets resulting from operations	1,992,166	466,834
Share transactions - net increase (decrease)	30,147,090	9,333,327
Total increase (decrease) in net assets	32,139,256	9,800,161
Net Assets
Beginning of period	9,800,161	–
End of period	$41,939,417	$9,800,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Medicine Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	(.01)
Net realized and unrealized gain (loss)	1.10	1.07
Total from investment operations	1.05	1.06
Net asset value, end of period	$12.11	$11.06
Total ReturnC,D	9.49%	10.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G,H	1.01%G,H
Expenses net of fee waivers, if any	1.01%G,H	1.01%G,H
Expenses net of all reductions	1.00%G	1.01%G,H
Net investment income (loss)	(.77)%G	(.75)%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,358	$5,666
Portfolio turnover rateI	33%G	0 %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.01)
Net realized and unrealized gain (loss)	1.10	1.06
Total from investment operations	1.07	1.05
Net asset value, end of period	$12.12	$11.05
Total ReturnC,D	9.68%	10.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%G
Expenses net of fee waivers, if any	.75%G	.75%G
Expenses net of all reductions	.74%G	.75%G
Net investment income (loss)	(.52)%G	(.48)%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$111
Portfolio turnover rateH	33%G	0 %I,J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount represents less than .005%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	–C
Net realized and unrealized gain (loss)	1.10	1.06
Total from investment operations	1.08	1.06
Net asset value, end of period	$12.14	$11.06
Total ReturnD,E	9.76%	10.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H
Expenses net of fee waivers, if any	.50%H	.50%H
Expenses net of all reductions	.49%H	.50%H
Net investment income (loss)	(.27)%H	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$111
Portfolio turnover rateI	33%H	0 %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	–C
Net realized and unrealized gain (loss)	1.10	1.07
Total from investment operations	1.11	1.07
Net asset value, end of period	$12.18	$11.07
Total ReturnD,E	10.03%	10.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H
Expenses net of fee waivers, if any	- %H	- %H
Expenses net of all reductions	(.01)%H	- %H
Net investment income (loss)	.23%H	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,339	$3,914
Portfolio turnover rateI	33%H	0 %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Technology Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2020

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5.1
Alphabet, Inc. Class C	5.0
Microsoft Corp.	4.7
Salesforce.com, Inc.	4.5
Facebook, Inc. Class A	4.2
23.5

Top Market Sectors as of November 30, 2020

% of fund's net assets
Information Technology	46.0
Communication Services	29.3
Consumer Discretionary	20.0
Industrials	1.6

Asset Allocation (% of fund's net assets)

As of November 30, 2020*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 35.2%

Fidelity® Disruptive Technology Fund

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 29.3%
Entertainment - 4.8%
Bilibili, Inc. ADR (a)	18,366	$1,154,487
Netflix, Inc. (a)	5,539	2,717,987
Roku, Inc. Class A (a)	3,687	1,082,393
		4,954,867
Interactive Media & Services - 22.4%
Alphabet, Inc. Class C (a)	2,956	5,204,747
Facebook, Inc. Class A (a)	15,605	4,322,117
InterActiveCorp (a)	14,329	2,034,575
Kakao Corp.	2,757	915,253
Mail.Ru Group Ltd. GDR (Reg. S) (a)	36,897	1,062,862
Tencent Holdings Ltd.	55,211	4,024,757
Yandex NV Series A (a)	17,432	1,202,111
Z Holdings Corp.	683,245	4,308,576
		23,074,998
Wireless Telecommunication Services - 2.1%
T-Mobile U.S., Inc.	15,629	2,077,719

TOTAL COMMUNICATION SERVICES		30,107,584

CONSUMER DISCRETIONARY - 20.0%
Automobiles - 0.9%
Tesla, Inc. (a)	1,585	899,646
Internet & Direct Marketing Retail - 19.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	12,797	3,370,218
Amazon.com, Inc. (a)	1,120	3,548,205
Delivery Hero AG (a)(b)	7,781	946,070
MakeMyTrip Ltd. (a)	76,658	1,901,885
Meituan Class B (a)	99,893	3,735,640
MercadoLibre, Inc. (a)	671	1,042,284
Pinduoduo, Inc. ADR (a)	21,852	3,033,276
Zalando SE (a)(b)	12,659	1,285,865
Zozo, Inc.	34,410	857,520
		19,720,963

TOTAL CONSUMER DISCRETIONARY		20,620,609

INDUSTRIALS - 1.6%
Road & Rail - 1.6%
Lyft, Inc. (a)	19,940	761,110
Uber Technologies, Inc. (a)	18,337	910,615
		1,671,725
INFORMATION TECHNOLOGY - 46.0%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	5,356	1,449,869
IT Services - 9.2%
Adyen BV (a)(b)	723	1,381,041
MongoDB, Inc. Class A (a)	4,559	1,309,846
Snowflake Computing, Inc.	9,941	3,239,175
Square, Inc. (a)	7,220	1,523,131
Twilio, Inc. Class A (a)	6,463	2,068,742
		9,521,935
Semiconductors & Semiconductor Equipment - 7.5%
NVIDIA Corp.	4,564	2,446,578
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,399	5,277,794
		7,724,372
Software - 25.4%
Adobe, Inc. (a)	8,898	4,257,426
HubSpot, Inc. (a)	5,573	2,197,601
Intuit, Inc.	5,919	2,083,606
Kingdee International Software Group Co. Ltd.	526,026	1,826,423
Microsoft Corp.	22,461	4,808,226
Parametric Technology Corp. (a)	21,297	2,296,881
Salesforce.com, Inc. (a)	18,858	4,635,296
Workday, Inc. Class A (a)	18,034	4,053,863
		26,159,322
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	21,324	2,538,622

TOTAL INFORMATION TECHNOLOGY		47,394,120

TOTAL COMMON STOCKS
(Cost $82,715,269)		99,794,038

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.09% (c)
(Cost $2,172,744)	2,172,309	2,172,744
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $84,888,013)		101,966,782
NET OTHER ASSETS (LIABILITIES) - 1.0%		1,059,444
NET ASSETS - 100%		$103,026,226

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,612,976 or 3.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$806
Total	$806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$30,107,584	$20,711,389	$9,396,195	$--
Consumer Discretionary	20,620,609	13,795,514	6,825,095	--
Industrials	1,671,725	1,671,725	--	--
Information Technology	47,394,120	44,186,656	3,207,464	--
Money Market Funds	2,172,744	2,172,744	--	--
Total Investments in Securities:	$101,966,782	$82,538,028	$19,428,754	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.8%
Cayman Islands	16.6%
Taiwan	5.1%
Japan	5.0%
Netherlands	2.5%
Germany	2.2%
Mauritius	1.9%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Technology Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $82,715,269)	$99,794,038
Fidelity Central Funds (cost $2,172,744)	2,172,744
Total Investment in Securities (cost $84,888,013)		$101,966,782
Foreign currency held at value (cost $3,303)		3,303
Receivable for investments sold		6
Receivable for fund shares sold		1,242,392
Dividends receivable		12,224
Distributions receivable from Fidelity Central Funds		174
Other receivables		389
Total assets		103,225,270
Liabilities
Payable for fund shares redeemed	$138,038
Accrued management fee	61,006
Total liabilities		199,044
Net Assets		$103,026,226
Net Assets consist of:
Paid in capital		$85,419,881
Total accumulated earnings (loss)		17,606,345
Net Assets		$103,026,226
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Technology Fund:
Net Asset Value, offering price and redemption price per share ($83,034,715 ÷ 4,925,656 shares)		$16.86
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($168,777 ÷ 10,000 shares)		$16.88
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($169,042 ÷ 10,000 shares)		$16.90
Class F:
Net Asset Value, offering price and redemption price per share ($19,653,692 ÷ 1,158,943 shares)		$16.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends		$49,444
Income from Fidelity Central Funds		806
Total income		50,250
Expenses
Management fee	$212,674
Independent trustees' fees and expenses	91
Total expenses before reductions	212,765
Expense reductions	(1,646)
Total expenses after reductions		211,119
Net investment income (loss)		(160,869)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	693,579
Fidelity Central Funds	(162)
Foreign currency transactions	(4,979)
Total net realized gain (loss)		688,438
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,319,276
Assets and liabilities in foreign currencies	112
Total change in net unrealized appreciation (depreciation)		16,319,388
Net gain (loss)		17,007,826
Net increase (decrease) in net assets resulting from operations		$16,846,957

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(160,869)	$(1,104)
Net realized gain (loss)	688,438	(161)
Change in net unrealized appreciation (depreciation)	16,319,388	759,388
Net increase (decrease) in net assets resulting from operations	16,846,957	758,123
Share transactions - net increase (decrease)	75,722,560	9,698,586
Total increase (decrease) in net assets	92,569,517	10,456,709
Net Assets
Beginning of period	10,456,709	–
End of period	$103,026,226	$10,456,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Technology Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	(.01)
Net realized and unrealized gain (loss)	5.43	1.50
Total from investment operations	5.37	1.49
Net asset value, end of period	$16.86	$11.49
Total ReturnC,D	46.74%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G,H	1.01%G,H
Expenses net of fee waivers, if any	1.01%G,H	1.01%G,H
Expenses net of all reductions	1.00%G	1.01%G,H
Net investment income (loss)	(.82)%G	(.62)%G
Supplemental Data
Net assets, end of period (000 omitted)	$83,035	$6,198
Portfolio turnover rateI	19%G	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	–C
Net realized and unrealized gain (loss)	5.43	1.49
Total from investment operations	5.39	1.49
Net asset value, end of period	$16.88	$11.49
Total ReturnD,E	46.91%	14.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%H
Expenses net of fee waivers, if any	.75%H	.75%H
Expenses net of all reductions	.75%H	.75%H
Net investment income (loss)	(.56)%H	(.36)%H
Supplemental Data
Net assets, end of period (000 omitted)	$169	$115
Portfolio turnover rateI	19%H	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	–C
Net realized and unrealized gain (loss)	5.42	1.50
Total from investment operations	5.40	1.50
Net asset value, end of period	$16.90	$11.50
Total ReturnD,E	46.96%	15.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H
Expenses net of fee waivers, if any	.50%H	.50%H
Expenses net of all reductions	.50%H	.50%H
Net investment income (loss)	(.31)%H	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$169	$115
Portfolio turnover rateI	19%H	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01
Net realized and unrealized gain (loss)	5.44	1.50
Total from investment operations	5.45	1.51
Net asset value, end of period	$16.96	$11.51
Total ReturnC,D	47.35%	15.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G
Expenses net of fee waivers, if any	- %G	- %G
Expenses net of all reductions	(.01)%G	- %G
Net investment income (loss)	.19%G	.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,654	$4,029
Portfolio turnover rateH	19%G	0 %I

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Disruptive Fund, Loyalty Class 1, Loyalty Class 2 and Class F shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptive Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and net operating losses.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Disruptive Automation Fund	$65,386,475	$13,650,780	$(231,831)	$13,418,949
Fidelity Disruptive Communications Fund	37,095,959	7,094,855	(687,626)	6,407,229
Fidelity Disruptive Finance Fund	34,910,785	5,194,517	(397,971)	4,796,546
Fidelity Disruptive Medicine Fund	39,696,717	3,809,220	(1,813,425)	1,995,975
Fidelity Disruptive Technology Fund	84,903,520	17,787,782	(724,520)	17,063,262

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation Fund	58,699,820	3,064,048
Fidelity Disruptive Communications Fund	33,695,447	4,692,242
Fidelity Disruptive Finance Fund	29,375,483	1,660,910
Fidelity Disruptive Medicine Fund	33,241,933	4,244,688
Fidelity Disruptive Technology Fund	77,562,571	5,045,829

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide each Fund with investment management related services for which each Class of each Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1, Loyalty Class 2 and Class F do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disruptive Automation Fund	$120
Fidelity Disruptive Communications Fund	294
Fidelity Disruptive Finance Fund	174
Fidelity Disruptive Medicine Fund	422
Fidelity Disruptive Technology Fund	189

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Disruptive Automation Fund	$2,966	$–
Fidelity Disruptive Communications Fund	1,434	–
Fidelity Disruptive Finance Fund	1,133	1
Fidelity Disruptive Medicine Fund	939	1
Fidelity Disruptive Technology Fund	1,645	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2020	Year ended May 31, 2020(a)
Fidelity Disruptive Automation Fund
Distributions to shareholders
Fidelity Disruptive Automation Fund	$5,105	$–
Class F	3,440	–
Total	$8,545	$–
Fidelity Disruptive Communications Fund
Distributions to shareholders
Fidelity Disruptive Communications Fund	$1,283	$–
Class F	2,316	–
Total	$3,599	$–
Fidelity Disruptive Finance Fund
Distributions to shareholders
Fidelity Disruptive Finance Fund	$4,471	$–
Loyalty Class 1	30	–
Loyalty Class 2	70	–
Class F	8,030	–
Total	$12,601	$–

 (a) For the period April 16, 2020 (commencement of operations) to May 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2020	Year ended May 31, 2020(a)	Six months ended November 30, 2020	Year ended May 31, 2020(a)
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund
Shares sold	3,771,007	452,967	$52,200,460	$5,036,225
Reinvestment of distributions	389	–	4,926	–
Shares redeemed	(482,032)	(6,909)	(6,621,600)	(77,292)
Net increase (decrease)	3,289,364	446,058	$45,583,786	$4,958,933
Loyalty Class 1
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Class F
Shares sold	857,120	342,523	$11,691,968	$3,720,235
Reinvestment of distributions	271	–	3,440	–
Shares redeemed	(9,712)	(191)	(136,181)	(2,238)
Net increase (decrease)	847,679	342,332	$11,559,227	$3,717,997
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund
Shares sold	1,645,707	258,071	$21,944,452	$2,794,674
Reinvestment of distributions	94	–	1,210	–
Shares redeemed	(241,553)	(9,332)	(3,248,100)	(105,153)
Net increase (decrease)	1,404,248	248,739	$18,697,562	$2,689,521
Loyalty Class 1
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Class F
Shares sold	876,529	347,747	$11,691,968	$3,720,235
Reinvestment of distributions	179	–	2,316	–
Shares redeemed	(10,073)	(196)	(136,181)	(2,238)
Net increase (decrease)	866,635	347,551	$11,558,103	$3,717,997
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund
Shares sold	1,522,168	202,416	$20,164,122	$2,245,693
Reinvestment of distributions	360	–	4,330	–
Shares redeemed	(245,913)	(2,345)	(3,154,562)	(26,129)
Net increase (decrease)	1,276,615	200,071	$17,013,890	$2,219,564
Loyalty Class 1
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	3	–	30	–
Net increase (decrease)	3	10,000	$30	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	6	–	70	–
Net increase (decrease)	6	10,000	$70	$100,000
Class F
Shares sold	894,342	343,487	$11,691,968	$3,720,335
Reinvestment of distributions	666	–	8,030	–
Shares redeemed	(10,408)	(201)	(136,181)	(2,338)
Net increase (decrease)	884,600	343,286	$11,563,817	$3,717,997
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund
Shares sold	2,047,571	525,696	$24,047,720	$5,556,562
Shares redeemed	(466,083)	(13,231)	(5,456,417)	(141,232)
Net increase (decrease)	1,581,488	512,465	$18,591,303	$5,415,330
Loyalty Class 1
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Class F
Shares sold	999,227	353,841	$11,691,968	$3,720,235
Shares redeemed	(11,599)	(205)	(136,181)	(2,238)
Net increase (decrease)	987,628	353,636	$11,555,787	$3,717,997
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund
Shares sold	5,247,042	547,403	$77,089,905	$5,867,846
Shares redeemed	(860,565)	(8,224)	(12,923,132)	(87,257)
Net increase (decrease)	4,386,477	539,179	$64,166,773	$5,780,589
Loyalty Class 1
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Class F
Shares sold	817,832	350,373	$11,691,968	$3,720,235
Shares redeemed	(9,064)	(198)	(136,181)	(2,238)
Net increase (decrease)	808,768	350,175	$11,555,787	$3,717,997

 (a) For the period April 16, 2020 (commencement of operations) to May 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund	1.01%
Actual		$1,000.00	$1,355.00	$5.96
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Loyalty Class 1.75%
Actual		$1,000.00	$1,356.30	$4.43
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,358.80	$2.96
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,361.70	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund	1.01%
Actual		$1,000.00	$1,311.90	$5.85
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Loyalty Class 1.75%
Actual		$1,000.00	$1,313.50	$4.35
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,314.90	$2.90
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,318.80	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund	1.01%
Actual		$1,000.00	$1,235.50	$5.66
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Loyalty Class 1.75%
Actual		$1,000.00	$1,237.20	$4.21
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,238.30	$2.81
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,242.40	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund	1.01%
Actual		$1,000.00	$1,094.90	$5.30
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Loyalty Class 1.75%
Actual		$1,000.00	$1,096.80	$3.94
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,097.60	$2.63
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,100.30	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund	1.01%
Actual		$1,000.00	$1,467.40	$6.25
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Loyalty Class 1.75%
Actual		$1,000.00	$1,469.10	$4.64
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,469.60	$3.10
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,473.50	$-
Hypothetical-C		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

DSS-SANN-0121
1.9897373.100

Fidelity® Disruptors Fund

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of November 30, 2020

% of fund's net assets
Fidelity Disruptive Technology Fund Class F	21.3
Fidelity Disruptive Automation Fund Class F	21.0
Fidelity Disruptive Communications Fund Class F	20.2
Fidelity Disruptive Finance Fund Class F	19.7
Fidelity Disruptive Medicine Fund Class F	17.8
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	100.0%

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 100.0%
	Shares	Value
Fidelity Disruptive Automation Fund Class F (a)	1,180,006	$19,127,898
Fidelity Disruptive Communications Fund Class F (a)	1,204,183	18,399,922
Fidelity Disruptive Finance Fund Class F (a)	1,217,874	17,939,285
Fidelity Disruptive Medicine Fund Class F (a)	1,331,264	16,214,793
Fidelity Disruptive Technology Fund Class F (a)	1,148,943	19,486,076
TOTAL DOMESTIC EQUITY FUNDS
(Cost $75,860,692)		91,167,974
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $75,860,692)		91,167,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,150)
NET ASSETS - 100%		$91,164,824

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Disruptive Automation Fund Class F	$3,961,392	$11,695,349	$136,181	$3,380	$(2,634)	$3,609,972	$19,127,898
Fidelity Disruptive Communications Fund Class F	3,912,215	11,694,243	136,181	2,276	(5,412)	2,935,057	18,399,922
Fidelity Disruptive Finance Fund Class F	3,956,105	11,699,857	136,181	7,889	(4,303)	2,423,807	17,939,285
Fidelity Disruptive Medicine Fund Class F	3,800,621	11,691,968	136,181	--	(2,736)	861,121	16,214,793
Fidelity Disruptive Technology Fund Class F	3,912,007	11,691,968	136,180	--	(6,649)	4,024,930	19,486,076
Total	$19,542,340	$58,473,385	$680,904	$13,545	$(21,734)	$13,854,887	$91,167,974

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$91,167,974	$91,167,974	$--	$--
Total Investments in Securities:	$91,167,974	$91,167,974	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $75,860,692)	$91,167,974
Total Investment in Securities (cost $75,860,692)		$91,167,974
Cash		312
Receivable for investments sold		65,760
Receivable for fund shares sold		661,898
Total assets		91,895,944
Liabilities
Payable for investments purchased	$569,592
Payable for fund shares redeemed	92,306
Accrued management fee	69,222
Total liabilities		731,120
Net Assets		$91,164,824
Net Assets consist of:
Paid in capital		$76,141,733
Total accumulated earnings (loss)		15,023,091
Net Assets		$91,164,824
Net Asset Value and Maximum Offering Price
Fidelity Disruptors Fund:
Net Asset Value, offering price and redemption price per share ($90,864,921 ÷ 6,074,369 shares)		$14.96
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($149,834 ÷ 10,000 shares)		$14.98
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($150,069 ÷ 10,000 shares)		$15.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends (including $13,545 earned from other affiliated issuers)		$13,545
Expenses
Management fee	$275,868
Independent trustees' fees and expenses	99
Total expenses before reductions	275,967
Expense reductions	(6)
Total expenses after reductions		275,961
Net investment income (loss)		(262,416)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(21,734)
Total net realized gain (loss)		(21,734)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	13,854,887
Total change in net unrealized appreciation (depreciation)		13,854,887
Net gain (loss)		13,833,153
Net increase (decrease) in net assets resulting from operations		$13,570,737

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(262,416)	$(11,948)
Net realized gain (loss)	(21,734)	261
Change in net unrealized appreciation (depreciation)	13,854,887	1,452,395
Net increase (decrease) in net assets resulting from operations	13,570,737	1,440,708
Share transactions - net increase (decrease)	58,052,205	18,101,174
Total increase (decrease) in net assets	71,622,942	19,541,882
Net Assets
Beginning of period	19,541,882	–
End of period	$91,164,824	$19,541,882

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptors Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	(.01)
Net realized and unrealized gain (loss)	3.45	1.58
Total from investment operations	3.39	1.57
Net asset value, end of period	$14.96	$11.57
Total ReturnC,D	29.30%	15.70%
Ratios to Average Net AssetsE
Expenses before reductions	1.01%F	1.01%F,G
Expenses net of fee waivers, if any	1.01%F	1.01%F,G
Expenses net of all reductions	1.01%F	1.01%F,G
Net investment income (loss)	(.96)%F	(1.01)%F,G
Supplemental Data
Net assets, end of period (000 omitted)	$90,865	$19,310
Portfolio turnover rateH	2%F	0 %I

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptors Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	(.01)
Net realized and unrealized gain (loss)	3.45	1.59
Total from investment operations	3.40	1.58
Net asset value, end of period	$14.98	$11.58
Total ReturnC,D	29.36%	15.80%
Ratios to Average Net AssetsE
Expenses before reductions	.75%F	.75%F
Expenses net of fee waivers, if any	.75%F	.75%F
Expenses net of all reductions	.75%F	.75%F
Net investment income (loss)	(.70)%F	(.75)%F
Supplemental Data
Net assets, end of period (000 omitted)	$150	$116
Portfolio turnover rateG	2%F	0%H

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptors Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.01)
Net realized and unrealized gain (loss)	3.46	1.59
Total from investment operations	3.43	1.58
Net asset value, end of period	$15.01	$11.58
Total ReturnC,D	29.62%	15.80%
Ratios to Average Net AssetsE
Expenses before reductions	.50%F	.50%F
Expenses net of fee waivers, if any	.50%F	.50%F
Expenses net of all reductions	.50%F	.50%F
Net investment income (loss)	(.45)%F	(.50)%F
Supplemental Data
Net assets, end of period (000 omitted)	$150	$116
Portfolio turnover rateG	2%F	0 %H

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Fidelity Disruptors Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Fidelity Disruptors Fund, Loyalty Class 1 and Loyalty Class 2 shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptors Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) as an investment of the Fund but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,331,580
Gross unrealized depreciation	(43,528)
Net unrealized appreciation (depreciation)	$15,288,052
Tax cost	$75,879,922

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors Fund	58,473,385	680,904

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each Class of the Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1 and Loyalty Class 2 do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptors Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6.

6. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2020	Year ended May 31, 2020(a)	Six months ended November 30, 2020	Year ended May 31, 2020(a)
Fidelity Disruptors Fund
Shares sold	5,162,546	1,689,161	$68,220,901	$18,130,615
Shares redeemed	(756,546)	(20,792)	(10,168,696)	(229,441)
Net increase (decrease)	4,406,000	1,668,369	$58,052,205	$17,901,174
Loyalty Class 1
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Net increase (decrease)	–	10,000	$–	$100,000

 (a) For the period April 16, 2020 (commencement of operations) to May 31, 2020.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Disruptors Fund
Fidelity Disruptors Fund	1.01%
Actual		$1,000.00	$1,293.00	$5.81
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Loyalty Class 1.75%
Actual		$1,000.00	$1,293.60	$4.31
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,296.20	$2.88
Hypothetical-C		$1,000.00	$1,022.56	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

DSL-SANN-0121
1.9897406.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2021